STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 93,006,006	$ 91,245,817
Net Assets	93,006,006	91,245,817
NET ASSETS, representing:
Equity of contract owners	70,813,085	71,066,875
Equity of The Prudential Insurance Company of America	22,192,921	20,178,942
Net Assets	$ 93,006,006	$ 91,245,817
Portfolio shares held (in shares)	1,838,524	1,873,918
Portfolio net asset value per share (in dollars per share)	$ 50.59	$ 48.69
Contract owner units outstanding (in shares)	20,020,744	20,711,486